GOTHAM TOTAL RETURN FUND

Portfolio of Investments

December 31, 2020

(Unaudited)

	Number of Shares	Value

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.6%
Gotham Defensive Long 500 Fund	241,059	$2,743,251
Gotham Enhanced S&P 500 Index Fund	298,549	4,170,725
Gotham Hedged Core Fund	486,629	5,513,502
Gotham Hedged Plus Fund	437,840	4,190,130
Gotham Index Plus Fund	325,394	5,544,711
Gotham Neutral Fund*	487,363	4,152,336
Gotham Short Strategies Fund	232,228	1,379,437

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $26,645,451)		27,694,092

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		123,008

NET ASSETS - 100.0%		$27,817,100

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
*	Non-income producing.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended December 31, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

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